Basic and diluted net earnings(loss) per share - Basic Earnings(Loss) per Share and Diluted Earnings(Loss) per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income/(loss)	$ (55,655,198)	$ (13,298,912)	$ 2,296,555
Accretion on convertible redeemable preferred shares to redemption value (Note 19)			(1,022,461)
Accretion to redemption value of redeemable non-controlling interests (Note 20)			(311,757)
Net (loss)/income attributable to ECMOHO Limited's ordinary shareholders	(55,655,198)	(13,298,912)	962,337
Net income/(loss) attributable to ordinary shareholders-Diluted	$ (55,655,198)	$ (13,298,912)	$ 962,337
Denominator:
Denominator for basic earnings/(loss) per ADS weighted-average ADS outstanding	158,969,475	139,619,496	98,104,216
Dilutive impact of restricted share units			547,469
Denominator for dilutive earnings/(loss) per share weighted-average ADS outstanding	158,969,475	139,619,496	115,644,864
Basic earnings/(loss) per ordinary share:	$ (0.35)	$ (0.10)	$ 0.01
Diluted earnings/(loss) per ordinary share:	$ (0.35)	$ (0.10)	$ 0.01
ADS
Denominator:
Denominator for basic earnings/(loss) per ADS weighted-average ADS outstanding	39,742,369	34,904,874	24,526,054
Denominator for dilutive earnings/(loss) per share weighted-average ADS outstanding	39,742,369	34,904,874	28,911,216
Basic earnings/(loss) per ordinary share:	$ (1.40)	$ (0.38)	$ 0.04
Diluted earnings/(loss) per ordinary share:	$ (1.40)	$ (0.38)	$ 0.03
Restricted Stock Units (RSUs)
Denominator:
Denominator for basic earnings/(loss) per ADS weighted-average ADS outstanding	2,702,672	901,997	164,279
Restricted Stock Units (RSUs) | ADS
Denominator:
Denominator for basic earnings/(loss) per ADS weighted-average ADS outstanding	675,668	225,499	41,070
Class A-1 Ordinary Shares.
Denominator:
Dilutive impact of preferred shares conversion			7,954,232
Class A-2 Ordinary Shares.
Denominator:
Dilutive impact of preferred shares conversion			9,038,947